Income Taxes (Tables)	12 Months Ended
Dec. 28, 2025
Income Taxes [Abstract]
Schedule of Loss from Continuing Operations Before Provision for Income Taxes

The Company’s loss from continuing and discontinued operations before provision for income taxes for the fiscal years ended December 28, 2025 and December 29, 2024, was as follows (in thousands):

	Fiscal Year Ended
	December 28, 2025	December 29, 2024
Domestic	$(42,676)	$(54,444)
Foreign	—	—
Loss from continuing operations before income taxes	$(42,676)	$(54,444)

Loss from discontinued operations before income taxes	$(1,100)	$(2,007)

Schedule of Components of Income Tax Benefit

The components of income tax benefit from continuing and discontinued operations were as follows (in thousands):

	Fiscal Year Ended
	December 28, 2025	December 29, 2024
Current income tax expense
Federal	$—	$—
State	278	—
Total current income tax expense	278	—

Deferred income tax expense
Federal	1,200	—
State	100	—
Total deferred income tax expense	1,300	—
Income tax expense from continuing operations	$1,578	$—

Income tax expense as a component of discontinued operations	$—	$—

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate

The Company adopted ASU 2023-09 prospectively for the fiscal year ended December 28, 2025. The following table presents required disclosure pursuant of ASU 2023-09 and reconciles the Company’s federal statutory tax amount and rate, based on its results from continuing operations, to its actual effective amount and rate:

	Dollars (in thousands)	Effect on Effective Tax Rate
Federal tax (benefit) at statutory rate	$(8,962)	$21.0%
State income taxes, net of federal tax benefit (1)	378	(0.9)
Foreign tax effects	—	—
Tax law changes	—	—
Effect of cross-border tax laws	—	—
Tax credits	—	—
Valuation allowance	11,328	(26.6)
Nondeductible items	—	—
Warranty liability	588	(1.4)
Other nondeductible items	276	(0.6)
Changes in unrecognized tax benefits	—	—
Deferred tax true-up	(2,030)	4.8
Total provision	$1,578	$(3.7)%

(1)	State taxes in California made up the majority (greater than 50 percent) of the tax effect in this category.

The following table represents the required disclosures prior to the Company’s adoption of ASU 2023-09 and is a reconciliation of the Company’s income tax applied at the federal statutory income tax rate compared to the income tax provision reported on its consolidated statements of operations for continuing operations. (in thousands):

Fiscal Year Ended
December 29, 2024
Statutory federal income tax	$(11,433)
State income taxes, net of federal tax benefits	(2,444)
Stock compensation	1,102
Fair value adjustments	(980)
Nondeductible items	1,332
Debt extinguishment	(6,571)
Foreign earnings taxed at different rates	—
Forward purchase agreements	—
Effect of changes in tax rates	706
Prior year adjustments	2,058
Valuation allowance	16,171
Other	59
Tax Provision	$—

Schedule of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows. (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Deferred income tax assets
Net operating loss	$35,792	$34,749
Debt derivatives	27,508	24,591
Bad debt reserve	10,543	431
Stock based compensation	769	452
Lease liability	1,657	1,512
Other reserves	4,633	3,381
Interest expense carryover	7,267	7,005
Intangibles	1,447	1,279
Capitalized research and development	705	824
Other	2,556	3,336
Total	92,877	77,560
Valuation allowance	(70,253)	(55,714)
Net deferred tax assets	22,624	21,846
Deferred income tax liabilities
Convertible loan discount	(21,731)	(19,175)
Other	(2,193)	(2,671)
Total deferred tax liabilities	(23,924)	(21,846)
Net deferred tax liability	$(1,300)	$—

Schedule of Unrecognized Tax Benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Fiscal Year Ended
	December 28, 2025	December 29, 2024
Unrecognized tax benefits as of beginning of year	$—	$53,153
Increases related to prior year tax positions	—	—
Increases related to current year tax positions	—	—
Decreases related to prior year tax positions	—	(53,153)
Unrecognized tax benefits as of end of year	$—	$—